Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	ProKidney Corp.
Entity Central Index Key	0001850270
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1